Employee Retirement and Severance Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ 95,723	¥ 11,662	¥ 55,581
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	53,076	9,519	33,800
Current year prior service credit	(4,734)
Amortization of actuarial loss	(10,944)	(10,402)	(10,023)
Amortization of prior service credit	13,230	12,592	12,800
Defined benefit plan, other comprehensive income loss adjustment before tax	50,628	11,709	36,577
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	47,365	6,302	37,366
Current year prior service credit		(2,655)
Amortization of actuarial loss	(2,185)	(3,839)	(1,698)
Amortization of prior service credit	(85)	145	61
Curtailments and settlements			(16,725)
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ 45,095	¥ (47)	¥ 19,004